Operating Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Operating Assets and Liabilities
Summary of prepaid expenses
	June 30, 2018	December 31, 2017
	USD `000	USD `000
Insurance	209	421
Other	60	81

Total	269	502

Summary of other receivables
	June 30, 2018	December 31, 2017
	USD `000	USD `000
Value added tax receivables (“VAT”)	253	513
Other receivables	6	5

Total	259	518

Summary of accrued liabilities
	June 30, 2018	December 31, 2017
	USD `000	USD `000
Amounts due to equity award holders	83	11,757
Professional advisors	794	910
Other	269	376

Total	1,146	13,043